EARNINGS PER SHARE (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Numerator used in basic and diluted earnings per share:
Net income (loss) attributable to Daqo New Energy Corp. ordinary shareholders-basic	$ (70,943,484)	$ (111,928,891)	$ 33,323,952
Net income (loss) attributable to Daqo New Energy Corp. ordinary shareholders-diluted	$ (70,943,484)	$ (111,928,891)	$ 33,323,952
Denominator used in basic and diluted earnings per share:
Share options
Weighted average number of ordinary shares outstanding used in computing earnings per share - basic and diluted	173,068,420	175,067,343	175,714,103
NET INCOME (LOSS) ATTRIBUTABLE TO DAQO NEW ENERGY CORP. PER ORDINARY SHARE - Basic and Diluted	$ (0.41)	$ (0.64)	$ 0.19
Outstanding employee options excluded from computation of diluted earnings per share	6,371,250	7,179,500	6,805,000